Income Tax (Details) - Schedule of provision for income tax expense - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of provision for income tax expense [Abstract]
Income tax expense – current	$ 103,078		$ 97,953
Income tax benefit – deferred						(3,024,807)
Total income tax benefit	$ (103,078)		$ (97,953)			$ (3,024,807)